SCHEDULE OF DILUTIVE COMMON SHARES OUTSTANDING EXCLUDED FROM DILUTIVE WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	2,409,770	3,132,836
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	796,660	1,605,060
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	200,000	114,666
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	1,413,110	1,413,110